ACQUISITION OF ZHEJIANG ORDINARY SMILE (Details) - Dec. 02, 2025 $ in Thousands	USD ($) tranche shares	CNY (¥) tranche shares
December 1, 2025 to November 30, 2026 Tranche
Business Acquisition [Line Items]
Business combination, threshold audited revenue		¥ 665,000,000
December 1, 2026 to November 30, 2027 Tranche
Business Acquisition [Line Items]
Business combination, threshold audited revenue		732,000,000
December 1, 2027 to November 30, 2028 Tranche
Business Acquisition [Line Items]
Business combination, threshold audited revenue		805,000,000
December 1, 2028 to November 30, 2029 Tranche
Business Acquisition [Line Items]
Business combination, threshold audited revenue		885,000,000
December 1, 2029 to November 30, 2030 Tranche
Business Acquisition [Line Items]
Business combination, threshold audited revenue		¥ 974,000,000
Zhejiang Ordinary Smile Auto Sales Co Ltd
Business Acquisition [Line Items]
Equity interest subscribed	100.00%	100.00%
Business combination, number of tranches | tranche	5	5
Business combination, period of performance target	5 years	5 years
Business combination, percentage of shares per assessment period	20.00%	20.00%
Business combination, excess performance threshold percentage	50.00%	50.00%
Consideration transferred | $	$ 28,812
Zhejiang Ordinary Smile Auto Sales Co Ltd | Class A Ordinary Shares
Business Acquisition [Line Items]
Shares issued as consideration | shares	15,000,000	15,000,000